State Street Total Return VIS Fund Annual Fund Operating Expenses - Class 1 [Member] - State Street Total Return VIS Fund - Class 1	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.25%
Acquired Fund Fees and Expenses	0.10%	[1]
Expenses (as a percentage of Assets)	0.70%

[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.